Earnings Per Share - Schedule of Computation of Diluted Net loss Per Share Attributable to Ordinary Shareholders and Common Shareholders (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	124,279,649	102,582,706	182,499,511
Convertible Preferred Shares (as Converted to A Ordinary Shares)
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share			87,711,133
Options to purchase A Ordinary and Common shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	99,201,843	83,573,631	57,212,650
Convertible Debt (as Converted to Common Shares)
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	6,126,554		25,944,000
Warrants to Purchase A Ordinary Shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	5,373,008	5,430,781	5,430,781
Warrants to Purchase Common Shares
Earnings Per Share [Line Items]
Number of shares excluded from diluted net loss per share	13,578,244	13,578,294	6,200,947